Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of Other Current Assets
As of December 31, 2023 and 2022, other current assets included the following:

(In $ millions)	December 31, 2023	December 31, 2022

Taxes receivable	67	42
Prepaid expenses	54	37
Deferred contract costs	41	34
Pre-funding of MSA manager arrangements	23	—
Favorable drilling and management services contracts	1	30
Other	13	26
Total other current assets	199	169

Other Non-current Assets
As of December 31, 2023 and 2022, other non-current assets included the following:

(In $ millions)	December 31, 2023	December 31, 2022

Deferred contract costs	44	77
Favorable drilling and management services contracts	—	12
Other	12	4
Total other non-current assets	56	93

Schedule of other assets
The following tables summarize the movement in favorable drilling contracts and management services contracts for the year ended December 31, 2023 and the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through December 31, 2022 (Successor):

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2023	96	(54)	42
PES disposal	(13)	—	(13)
Aquadrill acquisition	7	—	7
Amortization	—	(35)	(35)
As at December 31, 2023	90	(89)	1

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	266	(257)	9
Balance before reorganization and fresh start adjustments	266	(257)	9
Fresh Start accounting	(170)	257	87
As at February 22, 2022 (Predecessor)	96	—	96
As at February 23, 2022 (Successor)	96	—	96
Amortization	—	(54)	(54)
As at December 31, 2022 (Successor)	96	(54)	42